American Beacon Treasury Inflation Protected Securities Fund
American Beacon Treasury Inflation Protected Securities Fund SM
Investment Objective
The Fund’s investment objective is inflation protection and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 9 of the prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 43 of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Beacon Treasury Inflation Protected Securities Fund	A	C	Y	Institutional	Investor
Share classes	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Treasury Inflation Protected Securities Fund		A	C	Y	Institutional		Investor
Share classes		A	C	Y	Institutional		Investor
Management fees		0.12%	0.12%	0.12%	0.12%		0.12%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	none		none
Other expenses		0.95%	1.50%	0.92%	0.24%		0.65%
Total annual fund operating expenses		1.32%	2.62%	1.04%	0.36%		0.77%
Expense reduction and Reimbursement		0.32%	0.84%	0.43%	0.10%	[1]	0.08%
Total annual fund operating expenses after expense reduction and reimbursement	[2]	1.00%	1.78%	0.61%	0.26%		0.69%
[1]	The Manager has contractually agreed to reduce administrative services fees for the Institutional Class in an amount equal to 0.10% of the average daily net assets of that class through May 1, 2013. The administrative services fee reduction can be changed only by approval of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Expense Reduction and Reimbursement of a class to exceed the percentage limit contractually agreed.
[2]	Total annual fund operating expenses after reductions and reimbursements have been restated to reflect the current contractual expense arrangement. The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class and Investor Class of the Fund for Distribution Fees and Other Expenses, as applicable, through May 1, 2013 to the extent that Total Annual Fund Operating Expenses exceed 1.00% for the A Class, 1.78% for the C Class, 0.61% for the Y Class and 0.69% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be only changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Share classes
Expense Example American Beacon Treasury Inflation Protected Securities Fund (USD $)	Share classes	1 year	3 years	5 years	10 years
A	A	572	843	1,134	1,961
C	C	281	735	1,316	2,893
Y	Y	62	288	532	1,231
Institutional	Institutional	27	106	192	445
Investor	Investor	70	237	419	946

Assuming no redemption of shares:
Expense Example, No Redemption (USD $)	Share classes	1 year	3 years	5 years	10 years
American Beacon Treasury Inflation Protected Securities Fund C	C	181	735	1,316	2,893

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 381% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in inflation-indexed debt securities issued by the U.S. Treasury Department and backed by the full faith and credit of the U.S. Government. Under normal circumstances, the Fund’s dollar-weighted average maturity is expected to be between three and twenty years.

Inflation-indexed securities, also known as inflation-protected securities, are fixed-income instruments structured such that their interest and/or principal payments are adjusted in order to provide a total return exceeding inflation over the long term.

The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

One sub-advisor uses strategic (top-down) and tactical (bottom-up) analyses to determine a strategy whose goal is to outperform the Fund’s benchmark. The other sub-advisor’s investment process combines top down cyclical macroeconomic analysis with bottom-up relative value analysis. Their top-down research contributes 60%-70% of the value added and drives duration and yield curve strategies. The remaining 30%-40% of the value added is generated by the sub-advisor’s bottom-up issue selection focusing on the issue’s theoretical fair value, seasonality impacts and supply/demand.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Credit Risk

The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Deflation Risk

In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result, the Fund may suffer a loss during periods of sustained deflation.

Government-Sponsored Enterprises Risk

Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. They are also subject to credit risk and interest rate risk.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by the Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

Income Risk

Because the interest and/or principal payments on an inflation-indexed security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. To achieve a total return greater than the rate of inflation over the long term, the portion of the Fund’s distributions attributable to inflation adjustments must be reinvested in additional Fund shares.

Interest Rate Risk

The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Market Events

Turbulence in financial markets and reduced liquidity in credit, fixed-income, and equity markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s portfolio is subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to purchase and sell the debt securities. From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such securities to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Securities Selection Risk

Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. They are also subject to credit risk and interest rate risk.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper® Treasury Inflation-Protected Securities (TIPS) Funds Index, a composite of mutual funds comparable to the Fund. The chart and the table below show the performance of the Fund’s Institutional Class shares for all periods. The Fund began offering Institutional Class shares on June 30, 2004, Investor Class shares on March 1, 2009, Y Class shares on March 1, 2010, A Class shares on May 17, 2010 and C Class shares on September 1, 2010. In the table below, the performance of the Institutional Class is shown for Investor Class shares from June 30, 2004 through March 1, 2009 and Y Class shares up to the inception date of the Y Class. The performance of the Institutional Class is shown for Y Class and C Class shares from June 30, 2004 through March 1, 2009 and Investor Class shares from June 30, 2004 through the inception of the A Class and C Class. In each case, the older share classes would have had similar annual returns to the newer share classes because the shares are invested in the same portfolio securities. However, because the older share classes had lower expenses, their performance was better than the newer share classes would have realized in the same period. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Sales charges are not reflected in the bar chart and table below. If those charges were included, returns of A Class shares would be less than those shown.

Calendar year total returns for Institutional Class shares

Highest Quarterly Return: 5.70% (1/1/05 through 12/31/11) (1st Quarter 2008) Lowest Quarterly Return: -4.82% (1/1/05 through 12/31/11) (4th Quarter 2008)
Average Annual Total Returns		Caption	Share classes	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date of Class	1 Year	5 Years	Since Inception
American Beacon Treasury Inflation Protected Securities Fund	[1]	Average Annual Total Returns For the periods ended December 31, 2011
American Beacon Treasury Inflation Protected Securities Fund Return Before Taxes Institutional			Institutional Class	Return Before Taxes		Jun 30, 2004	9.14%	6.74%	5.39%
American Beacon Treasury Inflation Protected Securities Fund Return Before Taxes A			A	(before taxes)		May 17, 2010	8.17%	6.36%	5.14%
American Beacon Treasury Inflation Protected Securities Fund Return Before Taxes C			C	(before taxes)		Sep 1, 2010	7.47%	6.17%	5.01%
American Beacon Treasury Inflation Protected Securities Fund Return Before Taxes Y			Y	(before taxes)		Mar 1, 2010	8.66%	6.60%	5.29%
American Beacon Treasury Inflation Protected Securities Fund Return Before Taxes Investor			Investor	(before taxes)		Mar 1, 2009	8.67%	6.50%	5.23%
American Beacon Treasury Inflation Protected Securities Fund Return After Taxes on Distributions Institutional			Institutional Class	Return After Taxes on Distributions		Jun 30, 2004	8.54%	5.66%	4.13%
American Beacon Treasury Inflation Protected Securities Fund Return After Taxes on Distributions and Sale of Fund Shares Institutional			Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares		Jun 30, 2004	6.36%	5.20%	3.90%
American Beacon Treasury Inflation Protected Securities Fund Barclays Capital® 1-10 Yr. U.S. TIPS Index (formerly Lehman Brothers® TIPS Index)				Barclays Capital® 1-10 Yr. U.S. TIPS Index (formerly Lehman Brothers® TIPS Index)	Indexes (reflects no deduction for fees, expenses or taxes)		8.93%	6.90%	5.70%
American Beacon Treasury Inflation Protected Securities Fund Lipper TIPS Funds Index				Lipper TIPS Funds Index	Indexes (reflects no deduction for fees, expenses or taxes)		11.93%	7.15%	6.01%
[1]	After-tax returns are shown only for Institutional Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 27, 2012
Prospectus Date	rr_ProspectusDate	Apr 27, 2012
American Beacon Treasury Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon Treasury Inflation Protected Securities Fund SM
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is inflation protection and income.
Fees and Expenses of the Fund	abf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 9 of the prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 43 of the statement of additional information.
Expense Breakpoint Discounts	abf_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 9 of the prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 43 of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Portfolio Turnover	abf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 381% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	381.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in inflation-indexed debt securities issued by the U.S. Treasury Department and backed by the full faith and credit of the U.S. Government. Under normal circumstances, the Fund’s dollar-weighted average maturity is expected to be between three and twenty years.

Inflation-indexed securities, also known as inflation-protected securities, are fixed-income instruments structured such that their interest and/or principal payments are adjusted in order to provide a total return exceeding inflation over the long term.

The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

One sub-advisor uses strategic (top-down) and tactical (bottom-up) analyses to determine a strategy whose goal is to outperform the Fund’s benchmark. The other sub-advisor’s investment process combines top down cyclical macroeconomic analysis with bottom-up relative value analysis. Their top-down research contributes 60%-70% of the value added and drives duration and yield curve strategies. The remaining 30%-40% of the value added is generated by the sub-advisor’s bottom-up issue selection focusing on the issue’s theoretical fair value, seasonality impacts and supply/demand.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Credit Risk

The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Deflation Risk

In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result, the Fund may suffer a loss during periods of sustained deflation.

Government-Sponsored Enterprises Risk

Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. They are also subject to credit risk and interest rate risk.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by the Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

Income Risk

Because the interest and/or principal payments on an inflation-indexed security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. To achieve a total return greater than the rate of inflation over the long term, the portion of the Fund’s distributions attributable to inflation adjustments must be reinvested in additional Fund shares.

Interest Rate Risk

The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Market Events

Turbulence in financial markets and reduced liquidity in credit, fixed-income, and equity markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s portfolio is subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to purchase and sell the debt securities. From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such securities to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Securities Selection Risk

Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. They are also subject to credit risk and interest rate risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Fund Performance	abf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper® Treasury Inflation-Protected Securities (TIPS) Funds Index, a composite of mutual funds comparable to the Fund. The chart and the table below show the performance of the Fund’s Institutional Class shares for all periods. The Fund began offering Institutional Class shares on June 30, 2004, Investor Class shares on March 1, 2009, Y Class shares on March 1, 2010, A Class shares on May 17, 2010 and C Class shares on September 1, 2010. In the table below, the performance of the Institutional Class is shown for Investor Class shares from June 30, 2004 through March 1, 2009 and Y Class shares up to the inception date of the Y Class. The performance of the Institutional Class is shown for Y Class and C Class shares from June 30, 2004 through March 1, 2009 and Investor Class shares from June 30, 2004 through the inception of the A Class and C Class. In each case, the older share classes would have had similar annual returns to the newer share classes because the shares are invested in the same portfolio securities. However, because the older share classes had lower expenses, their performance was better than the newer share classes would have realized in the same period. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Sales charges are not reflected in the bar chart and table below. If those charges were included, returns of A Class shares would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s performance compares to a broad-based market index and the Lipper® Treasury Inflation-Protected Securities (TIPS) Funds Index, a composite of mutual funds comparable to the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart and table below. If those charges were included, returns of A Class shares would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Institutional Class shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 5.70% (1/1/05 through 12/31/11) (1st Quarter 2008) Lowest Quarterly Return: -4.82% (1/1/05 through 12/31/11) (4th Quarter 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011	[1]
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Class shares; after-tax returns for other share classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.
American Beacon Treasury Inflation Protected Securities Fund | A
Shareholder Fees	rr_ShareholderFeesAbstract
Share classes	rr_ShareholderFeesColumnName	A
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	A
Management fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.95%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
Expense reduction and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.32%
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	A
1 year	rr_ExpenseExampleYear01	572
3 years	rr_ExpenseExampleYear03	843
5 years	rr_ExpenseExampleYear05	1,134
10 years	rr_ExpenseExampleYear10	1,961
American Beacon Treasury Inflation Protected Securities Fund | C
Shareholder Fees	rr_ShareholderFeesAbstract
Share classes	rr_ShareholderFeesColumnName	C
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	C
Management fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.62%
Expense reduction and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.84%
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	1.78%	[2]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	C
1 year	rr_ExpenseExampleYear01	281
3 years	rr_ExpenseExampleYear03	735
5 years	rr_ExpenseExampleYear05	1,316
10 years	rr_ExpenseExampleYear10	2,893
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share classes	rr_ExpenseExampleNoRedemptionByYearColumnName	C
1 year	rr_ExpenseExampleNoRedemptionYear01	181
3 years	rr_ExpenseExampleNoRedemptionYear03	735
5 years	rr_ExpenseExampleNoRedemptionYear05	1,316
10 years	rr_ExpenseExampleNoRedemptionYear10	2,893
American Beacon Treasury Inflation Protected Securities Fund | Y
Shareholder Fees	rr_ShareholderFeesAbstract
Share classes	rr_ShareholderFeesColumnName	Y
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Y
Management fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.92%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense reduction and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.43%
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	0.61%	[2]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	Y
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	288
5 years	rr_ExpenseExampleYear05	532
10 years	rr_ExpenseExampleYear10	1,231
American Beacon Treasury Inflation Protected Securities Fund | Institutional
Shareholder Fees	rr_ShareholderFeesAbstract
Share classes	rr_ShareholderFeesColumnName	Institutional
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Institutional
Management fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.36%
Expense reduction and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[3]
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	0.26%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	Institutional
1 year	rr_ExpenseExampleYear01	27
3 years	rr_ExpenseExampleYear03	106
5 years	rr_ExpenseExampleYear05	192
10 years	rr_ExpenseExampleYear10	445
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	1.86%
2006	rr_AnnualReturn2006	1.05%
2007	rr_AnnualReturn2007	11.22%
2008	rr_AnnualReturn2008	(2.09%)
2009	rr_AnnualReturn2009	11.00%
2010	rr_AnnualReturn2010	5.03%
2011	rr_AnnualReturn2011	9.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.70%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.82%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
American Beacon Treasury Inflation Protected Securities Fund | Investor
Shareholder Fees	rr_ShareholderFeesAbstract
Share classes	rr_ShareholderFeesColumnName	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Investor
Management fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Expense reduction and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	0.69%	[2]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	Investor
1 year	rr_ExpenseExampleYear01	70
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	419
10 years	rr_ExpenseExampleYear10	946
American Beacon Treasury Inflation Protected Securities Fund | Return Before Taxes | A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share classes	rr_AverageAnnualReturnColumnName	A
Label	rr_AverageAnnualReturnLabel	(before taxes)
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 17, 2010
1 Year	rr_AverageAnnualReturnYear01	8.17%
5 Years	rr_AverageAnnualReturnYear05	6.36%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
American Beacon Treasury Inflation Protected Securities Fund | Return Before Taxes | C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share classes	rr_AverageAnnualReturnColumnName	C
Label	rr_AverageAnnualReturnLabel	(before taxes)
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Sep 1, 2010
1 Year	rr_AverageAnnualReturnYear01	7.47%
5 Years	rr_AverageAnnualReturnYear05	6.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
American Beacon Treasury Inflation Protected Securities Fund | Return Before Taxes | Y
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share classes	rr_AverageAnnualReturnColumnName	Y
Label	rr_AverageAnnualReturnLabel	(before taxes)
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
1 Year	rr_AverageAnnualReturnYear01	8.66%
5 Years	rr_AverageAnnualReturnYear05	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
American Beacon Treasury Inflation Protected Securities Fund | Return Before Taxes | Institutional
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share classes	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
1 Year	rr_AverageAnnualReturnYear01	9.14%
5 Years	rr_AverageAnnualReturnYear05	6.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
American Beacon Treasury Inflation Protected Securities Fund | Return Before Taxes | Investor
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share classes	rr_AverageAnnualReturnColumnName	Investor
Label	rr_AverageAnnualReturnLabel	(before taxes)
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Mar 1, 2009
1 Year	rr_AverageAnnualReturnYear01	8.67%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
American Beacon Treasury Inflation Protected Securities Fund | Return After Taxes on Distributions | Institutional
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share classes	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
1 Year	rr_AverageAnnualReturnYear01	8.54%
5 Years	rr_AverageAnnualReturnYear05	5.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
American Beacon Treasury Inflation Protected Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share classes	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
1 Year	rr_AverageAnnualReturnYear01	6.36%
5 Years	rr_AverageAnnualReturnYear05	5.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
American Beacon Treasury Inflation Protected Securities Fund | Barclays Capital® 1-10 Yr. U.S. TIPS Index (formerly Lehman Brothers® TIPS Index)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® 1-10 Yr. U.S. TIPS Index (formerly Lehman Brothers® TIPS Index)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Indexes (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.93%
5 Years	rr_AverageAnnualReturnYear05	6.90%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
American Beacon Treasury Inflation Protected Securities Fund | Lipper TIPS Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper TIPS Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Indexes (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.93%
5 Years	rr_AverageAnnualReturnYear05	7.15%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%

[1]	After-tax returns are shown only for Institutional Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.
[2]	Total annual fund operating expenses after reductions and reimbursements have been restated to reflect the current contractual expense arrangement. The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class and Investor Class of the Fund for Distribution Fees and Other Expenses, as applicable, through May 1, 2013 to the extent that Total Annual Fund Operating Expenses exceed 1.00% for the A Class, 1.78% for the C Class, 0.61% for the Y Class and 0.69% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be only changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[3]	The Manager has contractually agreed to reduce administrative services fees for the Institutional Class in an amount equal to 0.10% of the average daily net assets of that class through May 1, 2013. The administrative services fee reduction can be changed only by approval of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Expense Reduction and Reimbursement of a class to exceed the percentage limit contractually agreed.